Income Taxes - Schedule of Statutory Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Statutory Tax Rate [Abstract]
Income before income taxes	$ 10,264	$ 11,300	$ 7,819
Income tax expenses computed at PRC statutory income tax rate of 25%	2,566	2,824	1,955
Other foreign jurisdictions	(1,525)	(1,642)	(547)
Additional deduction for R&D expenses	(220)	(218)	(273)
Non-deductible expenses	47	161	24
Change of valuation allowance	216	19	(49)
Changes in unrecognized tax benefits	45	(72)	119
Effect of foreign rate differences	(143)	125	175
Effect of other non-taxable income	(1,330)	(1,040)	(1,194)
Prior years true up	(19)	5	(100)
Income tax expense (income)	$ (363)	$ 162	$ 110
Income tax expenses computed at PRC statutory income tax rate of 25%, Percent	25.00%	25.00%	25.00%
Other foreign jurisdictions, Percent	(15.00%)	(15.00%)	(7.00%)
Additional deduction for R&D expenses, Percent	(2.00%)	(2.00%)	(4.00%)
Non-deductible expenses, Percent	0.00%	1.00%	0.00%
Change of valuation allowance, Percent	2.00%	0.00%	(1.00%)
Changes in unrecognized tax benefits, Percent	0.00%	0.00%	2.00%
Effect of foreign rate differences, Percent	(1.00%)	1.00%	2.00%
Effect of other non-taxable income, Percent	(13.00%)	(9.00%)	(15.00%)
Prior years true up, Percent	0.00%	0.00%	(1.00%)
Income tax expense (income), Percent	(4.00%)	1.00%	1.00%